Winslow Green Mutual Funds

winslow green growth fund
winslow green solutions fund

Supplement dated August 25, 2009 to
Prospectus dated April 28, 2009

On July 27, 2009, shareholders of the Winslow Green Mutual Funds approved a definitive Investment Advisory Agreement with Brown Investment Advisory.  Additionally, Investor Class shareholders approved a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with a Rule 12b-1 fee of up to 0.25% for the Investor Class Shares.  Accordingly, certain sections of the Funds’ prospectus have been revised to reflect these shareholder approved changes.

Page 3 – Performance.  The “Performance” narrative section of the Prospectus beginning on Page 3 has been revised to replace the reference to “Advisor” therein with “Winslow Management Company, LLC the previous investment advisor.”

Page 5 and 10 – Fees and Expenses.  The “Fees and Expenses” tables and “Example” sections for both the Winslow Green Growth Fund and Winslow Green Solutions Funds have been revised to reflect the new Rule 12b-1 fee as shown below:

Fees and Expenses
The following tables describe the various fees and expenses that you may pay if you invest in the Winslow Green Growth Fund.

Shareholder Fees(1) (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
Redemption Fee(2)	2.00%	2.00%
Exchange Fee(2)	2.00%	2.00%
Maximum Account Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(3)	0.70%	0.45%
Total Annual Fund Operating Expenses(4)	1.85%	1.35%
Less: Expense Reimbursement or Reductions	-0.40%	-0.15%
Net Annual Fund Operating Expenses	1.45%	1.20%
(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

(2)
The redemption and exchange fee applies only to those shares that have been held for less than 90 days.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see the “Exchange/Redemption Fee” section of this Prospectus for a list of the types of accounts and conditions under which this fee will not be assessed.

(3)
Other expenses include interest, custodian, transfer agency and other customary operating expenses.  However, the Fund does not anticipate incurring interest expense for its current fiscal year.  Other expenses also include expenses incurred by the Fund as a result of its investment in any money market fund or other investment company.  These expenses associated with the Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses”.  For the prior fiscal year, the Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.  Other Expenses also include a Shareholder Servicing Fee for the Investor Shares that may be paid by the Fund in an amount up to 0.25% of the Fund’s average daily net assets on an annual basis.  Other expenses have been restated from the actual expense ratios disclosed in the Funds’ Annual Report for the fiscal year ended December 31, 2008 to reflect the negative impact on economies of scale resulting from lower assets under management.  There is no guarantee that actual expenses for the current fiscal year will be the same as expenses shown in the fee table above.

(4)
Effective March 31, 2009, the Adviser has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding interest, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit the Fund’s Net Expenses to 1.45% and 1.20% for the Investor Shares and Institutional Shares, respectively, of each Class’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least through April 30, 2011, the two-year period shown in the Example below, and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  For more information on the Expense Cap and the Adviser’s right to any reimbursement, please see “Management of the Funds – Fund Expenses” in this Prospectus.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Fund’s operating expenses remain the same.  The example reflects the expense cap for the first two years only within each of the expense example figures shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Shares	$148	$502	$924	$2,102
Institutional Shares	$122	$397	$710	$1597

Fees and Expenses
The following tables describe the various fees and expenses that you may pay if you invest in the Winslow Green Solutions Fund.

Shareholder Fees(1) (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
Redemption Fee(2)	2.00%	2.00%
Exchange Fee	2.00%	2.00%
Maximum Account Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(3)	1.97%	1.72%
Total Annual Fund Operating Expenses	3.12%	2.62%
Less: Expense Reimbursement or Reduction	-1.87%	-1.62%
Net Expenses(4)	1.25%	1.00%
(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

(2)
The redemption and exchange fee applies only to those shares that have been held for less than 90 days.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.  These fees are not used to pay distribution or sales fees or expenses.  The redemption fee will not be assessed on certain types of accounts or under certain conditions.  Please see the “Exchange/Redemption Fee” section of this Prospectus for a list of the types of accounts and conditions under which this fee will not be assessed.

(3)
Other expenses include interest, custodian, transfer agency and other customary operating expenses.  However, the Fund does not anticipate incurring interest expense for its current fiscal year.  Other expenses also include expenses incurred by the Fund as a result of its investment in any money market fund or other investment company.  These expenses associated with the Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses”.  For the prior fiscal year the Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.  Other Expenses also include a Shareholder Servicing Fee for the Investor Shares that may be paid by the Fund in an amount up to 0.25% of the Fund’s average daily net assets on an annual basis.  Other expenses have been restated from the actual expense ratios disclosed in the Funds’ Annual Report for the fiscal year ended December 31, 2008 to reflect the negative impact on economies of scale resulting from lower assets under management.  There is no guarantee that actual expenses for the current fiscal year will be the same as expenses shown in the fee table above.

(4)
Effective March 31, 2009, the Adviser has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding interest, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Net Expenses to 1.25% and 1.00% for the Investor Shares and Institutional Shares, respectively, of each Class’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least through April 30, 2011, the two-year period shown in the Example below, and may continue for an indefinite period thereafter as determined by the Board.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  For more information on the Expense Cap and the Adviser’s right to any reimbursement, please see “Management of the Funds – Fund Expenses” in this Prospectus.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Fund’s operating expenses remain the same.  The example reflects the expense cap for the first two years only within each of the expense example figures shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Shares	$127	$598	$1,296	$3,157
Institutional Shares	$102	$495	$1,089	$2,703

Page 21 – The Adviser.  The “Adviser” section of the Prospectus has been replaced in its entirety with the following:

The Adviser
Effective March 31, 2009, Brown Advisory Management LLC (“BAMLLC”) entered into an agreement with Winslow Management Company, LLC (“Winslow”), whereby Winslow became a wholly-owned subsidiary of BAMLLC.  BAMLLC is a subsidiary of Brown Advisory Holdings Incorporated (“Brown Holdings”).  Brown Holdings has several other SEC-registered investment advisers under its control, including Brown Investment Advisory Incorporated (“Brown Advisory”), 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  As a result of this transaction, the Winslow investment management team became part of Brown Advisory.  Shareholders approved Brown Advisory as the Funds’ new investment adviser in July 2009, at which time they approved the final investment advisory agreement with Brown Advisory (the “Advisory Agreement”).  Brown Advisory and its affiliates have provided investment advisory and management services to clients for over 10 years.  As of June 30, 2009, Brown Advisory had approximately $14 billion of assets under management.

Under the Advisory Agreement, the Adviser manages each Fund’s investments subject to the supervision of the Board.  Under the Advisory Agreement, the Funds compensate the Adviser for its investment advisory services at the annual rate of 0.90% of each Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board, the Adviser is responsible for managing the Funds in accordance with their investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Funds.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the Funds’ Semi-Annual Report to shareholders for the period ending June 30, 2009.

Page 22 – Rule 12b-1 Plan.  The “Rule 12b-1” section of the Prospectus has been revised to state that Shareholders approved a Rule 12b-1 Distribution Plan (“Distribution Plan”) for the Investor Class shares of each Fund, and the Distribution Plan was implemented on July 27, 2009.  The section has also been revised to include the following statement: “There is no assurance that the expense cap will remain in place beyond the two-year period ending April 30, 2011.”

Please retain this Supplement with the Prospectus.